Supplemental Consolidated Balance Sheet Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental Consolidated Balance Sheet Information [Abstract]
Accounts receivables net					$ 3,000	$ 3,500
Bad debt expense					3,400	1,200
Depreciation expense	$ 500	$ 400	$ 1,500	$ 1,200	$ 1,700	$ 655
Recovery of bad debt	$ 400	$ 400	$ 1,000	$ 1,900